FINANCIAL INSTRUMENTS - Categories of financial assets and financial liabilities (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS
Assets	$ 1,646,905	$ 879,011
Liabilities	6,976,974	4,695,856
Net gain/(loss)
Financial assets at amortized cost	78,533	(47,721)	$ 181,035
Financial liabilities at amortized cost	(937,612)	2,146,991	(2,171,671)
Financial assets at fair value through profit or loss	89,514	(59,735)	254,296
Financial liabilities at amortized cost through profit or loss		(535)
Financial liabilities at fair value through profit or loss	(199)		(89,194)
Total	(769,764)	2,039,000	(1,825,534)
Of which interest
Financial assets at amortized cost	(1,059)	52,608	71,109
Financial liabilities at amortized cost	(385,877)	(175,670)	(63,429)
Financial assets at fair value through profit or loss			184,263
Total	(386,936)	(123,062)	$ 191,943
Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	6,976,187	4,694,219
Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Liabilities	787	1,637
Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	1,183,448	736,886
Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	436,275	142,125
Financial assets at fair value through other comprehensive income, category
FINANCIAL INSTRUMENTS
Assets	27,182
Trade payables
FINANCIAL INSTRUMENTS
Liabilities	1,129,134	606,654
Trade payables | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	1,129,134	606,654
Borrowings
FINANCIAL INSTRUMENTS
Liabilities	5,436,615	3,785,980
Borrowings | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	5,436,615	3,785,980
Leases liabilities
FINANCIAL INSTRUMENTS
Liabilities	388,296	280,168
Leases liabilities | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	388,296	280,168
Dividends payables
FINANCIAL INSTRUMENTS
Liabilities	87
Dividends payables | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	87
Other Liabilities
FINANCIAL INSTRUMENTS
Liabilities	22,842	23,054
Other Liabilities | Financial liabilities at amortized cost, category
FINANCIAL INSTRUMENTS
Liabilities	22,055	21,417
Other Liabilities | Financial liabilities at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Liabilities	787	1,637
Cash and cash equivalent
FINANCIAL INSTRUMENTS
Assets	469,050	418,745
Cash and cash equivalent | Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	339,054	298,257
Cash and cash equivalent | Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	129,996	120,488
Investments
FINANCIAL INSTRUMENTS
Assets	323,064	44,179
Investments | Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	25	27,141
Investments | Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	296,025	17,038
Investments | Financial assets at fair value through other comprehensive income, category
FINANCIAL INSTRUMENTS
Assets	27,014
Trade receivables
FINANCIAL INSTRUMENTS
Assets	800,128	389,943
Trade receivables | Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	800,128	389,943
Other receivables
FINANCIAL INSTRUMENTS
Assets	54,663	26,144
Other receivables | Financial assets at amortized cost, category
FINANCIAL INSTRUMENTS
Assets	44,241	21,545
Other receivables | Financial assets at fair value through profit or loss, category
FINANCIAL INSTRUMENTS
Assets	10,254	$ 4,599
Other receivables | Financial assets at fair value through other comprehensive income, category
FINANCIAL INSTRUMENTS
Assets	$ 168